Staff costs	12 Months Ended
Dec. 31, 2024
Forekast limited [member]
IfrsStatementLineItems [Line Items]
Staff costs

21. Staff costs

	2024	2023
	USD	USD
Direct cost
Defined contribution plans	1,371,705	1,219,580
Short-term employee benefits	13,274,510	11,515,504
	14,646,215	12,735,084

Administrative expenses
Defined contribution plans	49,791	46,848
Short-term employee benefits	393,074	334,663
	442,865	381,511
	15,089,080	13,116,595

The number of employees as at the end of the year is 717 (2023: 651) ) including project contract staffs.